Consolidated Statements of Members' Equity - USD ($) $ in Thousands		Preferred Units [Member]		Common Units [Member] Common Class Units Member	Common Units [Member] Common Class P Units Member	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Financial Designation	[1]							Predecessor
Balances as of at Dec. 31, 2016		$ 250,912		$ 1		$ 189	$ 491	$ 251,593
Balance as of (in units) at Dec. 31, 2016				11,000
Increase (Decrease) In Members Equity [RollForward]
Contributions		130,645						130,645
Contributions (in units)				8,500
Reinvestments		11,951						11,951
Net Income							45,388	45,388	[1]
Distributions							(46,340)	(46,340)
Redemptions		(10,913)						(10,913)
Grants of restricted units						67		67
Balance as of at Dec. 31, 2017		382,595		$ 1		256	(461)	$ 382,391
Balance as of (in units) at Dec. 31, 2017				19,500
Financial Designation	[1]							Predecessor
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 308,426						$ 308,426
Contributions (in units)		308,426,581
Reinvestments		$ 21,478						21,478
Reinvestments (in units)		21,477,478
Net Income							81,750	81,750	[1]
Distributions							(81,926)	(81,926)
Redemptions		$ (27,520)						(27,520)
Redemptions (in units)		(27,520,106)
REIT Conversion, net		(295,566,252)
Compensation expense related to grant of profits interest						259		259
Compensation expense related to grant of profits interest (in units)				(50)	50
Grants of restricted units						252		252
Grants of restricted units (in unit)				1,500
Balance as of at Dec. 31, 2018		$ 684,979		$ 1		767	(637)	$ 685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Financial Designation								Predecessor
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 79,535		$ 200				$ 79,735
Contributions (in units)		796,028	[1]	850
Reinvestments		$ 7,094						7,094
Reinvestments (in units)	[1]	71,086
Net Income							24,989	24,989
Redemptions		$ (13,331)						(13,331)
Redemptions (in units)	[1]	(133,513)
Compensation expense related to grant of profits interest						734		734
Compensation expense related to grants of restricted stock units.				(100)	100
Grants of restricted units						134		134
Grants of restricted units (in unit)				150
Balance as of at Mar. 31, 2019		$ 758,277		$ 201		1,635	218	$ 760,331
Balance as of (in units) at Mar. 31, 2019				21,850	150
Balance as of (in units) at Mar. 31, 2019	[1]	7,561,302
Financial Designation	[1]							Predecessor
Balances as of at Dec. 31, 2018		$ 684,979		$ 1		767	(637)	$ 685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Increase (Decrease) In Members Equity [RollForward]
Net Income	[1]							56,189
Balance as of at Jun. 30, 2019		$ 866,358		$ 201		1,805	2,293	$ 870,657
Balance as of (in units) at Jun. 30, 2019				21,850	150
Balance as of (in units) at Jun. 30, 2019	[1]	8,861,987
Financial Designation	[1]							Predecessor
Balances as of at Dec. 31, 2018		$ 684,979		$ 1		767	(637)	$ 685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 356,386						356,386
Contributions (in units)		3,563,859		850
Reinvestments		$ 33,637						33,637
Reinvestments (in units)		336,366
Net Income							69,923	69,923	[1]
Distributions							(102,204)	(102,204)
Redemptions		$ (155,744)						(155,744)
Redemptions (in units)		(1,555,623)
Compensation expense related to grant of profits interest						$ 734		$ 734
Compensation expense related to grant of profits interest (in units)				(100)	100
Compensation expense related to grants of restricted stock units.				150		474,000		474,000
Balance as of at Nov. 14, 2019		$ 919,258		$ 1		$ 1,975	(32,918)	$ 888,316
Balance as of (in units) at Nov. 14, 2019				21,850	150
Balance as of (in units) at Nov. 14, 2019		9,172,303
Financial Designation	[1]							Predecessor
Balances as of at Mar. 31, 2019		$ 758,277		$ 201		1,635	218	$ 760,331
Balance as of (in units) at Mar. 31, 2019				21,850	150
Balance as of (in units) at Mar. 31, 2019	[1]	7,561,302
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 122,414						122,414
Contributions (in units)	[1]	1,441,711
Reinvestments		$ 8,594						8,594
Reinvestments (in units)	[1]	86,222
Net Income							31,200	31,200	[1]
Redemptions		$ (22,927)						(22,927)
Redemptions (in units)	[1]	(227,248)
Grants of restricted units						170		170
Balance as of at Jun. 30, 2019		$ 866,358		$ 201		$ 1,805	$ 2,293	$ 870,657
Balance as of (in units) at Jun. 30, 2019				21,850	150
Balance as of (in units) at Jun. 30, 2019	[1]	8,861,987

[1]	Predecessor periods are combined as disclosed in Note 1.